FORM 13F COVER PAGE


Report for Quarter Ended:  September 30, 2005
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   6000 Poplar Avenue Suite 220
	   Memphis, TN 38119

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-333-6980
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee             November 8, 2005

Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corporation               COM              001084102    26993  1483144 SH       SOLE                  1483144
Affiliated Managers Group      COM              008252108    27812   384039 SH       SOLE                   384039
America Svc Group Inc.         COM              02364L109    21378  1288625 SH       SOLE                  1288625
Andrew Corporation             COM              034425108    23802  2134709 SH       SOLE                  2134709
Atlantis Plastics Inc.         COM              049156102     6376   638198 SH       SOLE                   638198
Caraustar Industries Inc.      COM              140909102    19855  1808317 SH       SOLE                  1808317
Cascade Corp.                  COM              147195101    33115   679970 SH       SOLE                   679970
Columbia Sportswear Co.        COM              198516106    20836   449061 SH       SOLE                   449061
Darling International Inc.     COM              237266101    16953  4802655 SH       SOLE                  4802655
Flowserve Corp.                COM              34354P105    34878   959501 SH       SOLE                   959501
Gainsco Inc.                   COM              363127101      458   257267 SH       SOLE                   257267
IDEX Corp.                     COM              45167R104     6262   147167 SH       SOLE                   147167
Lubrizol Corporation           COM              549271104    29591   682911 SH       SOLE                   682911
Newfield Exploration Co.       COM              651290108    36630   746033 SH       SOLE                   746033
Newport Corp.                  COM              651824104    29752  2135800 SH       SOLE                  2135800
OGE Energy Corporation         COM              670837103    24488   871467 SH       SOLE                   871467
Pier 1 Imports Inc.            COM              720279108    15927  1413216 SH       SOLE                  1413216
Polaris Industries Inc.        COM              731068102    19954   402709 SH       SOLE                   402709
Quanex Corporation             COM              747620102    35738   539682 SH       SOLE                   539682
Russell 2000 Index Fund        COM              464287655     1509    22730 SH       SOLE                    22730
S&P 500 Dep Rec Spdrs          COM              78462F103      588     4775 SH       SOLE                     4775
Smithfield Foods Inc.          COM              832248108    30408  1024545 SH       SOLE                  1024545
Sport-Haley Inc.               COM              848925103      958   221768 SH       SOLE                   221768
Tractor Supply Co.             COM              892356106    23342   511335 SH       SOLE                   511335
Trinity Industries Inc.        COM              896522109    38170   942706 SH       SOLE                   942706
URS Corporation                COM              903236107    36749   909866 SH       SOLE                   909866
Washington Federal Inc.        COM              938824109    26093  1156623 SH       SOLE                  1156623
Federal Home Loan Mtg. Pfd.F   PFD              313400863      304     7150 SH       SOLE                     7150